As filed with the United State Securities and Exchange Commission on February 5, 2010
1933 Act Registration No. 002-57526
1940 Act Registration No. 811-02699

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 82	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 78

(Check appropriate box or boxes.)
AIM GROWTH SERIES
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☑ on February 12, 2010 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2)
If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Contents of Registration Statement
Cover Page
This Post-Effective Amendment No. 82, Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate February 12, 2010 as the new effective date for Post-Effective Amendment No. 80, Amendment No. 76 filed pursuant to Rule 485(a)(1) under the Securities Act on December 11, 2009. This Post-Effective Amendment No. 82 neither amends nor supersedes any information contained in Post-Effective Amendment No. 80, Amendment No. 76.
Contents of Registration Statement
Prospectuses — AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund — incorporated by reference to Post-Effective Amendment No. 80, Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2009, Edgar Accession No. 0000950123-09-070211.
Statement of Additional Information — AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund - incorporated by reference to Post-Effective Amendment No. 80, Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2009, Edgar Accession No. 0000950123-09-070211.
Part C — incorporated by reference to Post-Effective Amendment No. 80, Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2009, Edgar Accession No. 0000950123-09-070211.
Signature Page
The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 80, Amendment No. 76 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 11, 2009 to February 12, 2010.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of February, 2010.

Registrant: AIM GROWTH SERIES
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 5, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 5, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 5, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 5, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 5, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 5, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 5, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 5, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 5, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 5, 2010

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 5, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	February 5, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 5, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 5, 2010

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 81 on February 5, 2010.